UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		5201 East Terrace Drive
	        	Suite 380
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	4/30/2013

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	68,930

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102      657    12639 SH       SOLE                    10119              2520
AT&T Inc                       COM              00206R102      545    14843 SH       SOLE                    11378              3465
Agilent Technologies           COM              00846u101      601    14316 SH       SOLE                     9782              4534
American Express               COM              025816109      777    11520 SH       SOLE                     8650              2870
Apple Computer                 COM              037833100     1666     3764 SH       SOLE                     2816               948
Aruba Networks                 COM              043176106      470    18991 SH       SOLE                    13476              5515
BE Aerospace                   COM              073302101      923    15310 SH       SOLE                    11080              4230
Cameron International          COM              13342B105      835    12806 SH       SOLE                     9522              3284
Celgene Corp                   COM              151020104      827     7132 SH       SOLE                     5387              1745
CenturyLink                    COM              156700106      467    13287 SH       SOLE                     9867              3420
Cerner Corp                    COM              156782104      584     6160 SH       SOLE                     4681              1479
Clean Harbors, Inc.            COM              184496107      629    10822 SH       SOLE                     7596              3226
Coca-Cola Co                   COM              191216100     1115    27580 SH       SOLE                    21289              6291
Cummins Inc                    COM              231021106      602     5197 SH       SOLE                     3794              1403
DJ International Select Divide COM              464288448     2854    83581 SH       SOLE                    73764              9817
Dicks's Sporting Goods         COM              253393102      369     7810 SH       SOLE                     5310              2500
Dollar Tree Stores             COM              256746108      735    15182 SH       SOLE                    10755              4427
EMC Corp                       COM              268648102     1326    55508 SH       SOLE                    42383             13125
Eaton                          COM              278058102      696    11359 SH       SOLE                     8414              2945
Ecolab                         COM              278865100      411     5120 SH       SOLE                     3726              1394
Express Scripts                COM              30219G108      933    16189 SH       SOLE                    12499              3690
Exxon Mobil                    COM              30231G102      971    10775 SH       SOLE                     8386              2389
FirstEnergy Corp               COM              337932107      647    15337 SH       SOLE                    11552              3785
Freeport McMoRan Copper & Gold COM              35671D857      660    19935 SH       SOLE                    15420              4515
Fusion-io                      COM              36112J107      702    42905 SH       SOLE                    31155             11750
GNC Holdings                   COM              36191G107      985    25067 SH       SOLE                    17985              7082
General Electric               COM              369604103      762    32973 SH       SOLE                    24872              8101
Google                         COM              38259P508     1300     1637 SH       SOLE                     1257               380
HMS Holdings                   COM              40425J101      772    28427 SH       SOLE                    20430              7997
J.P. Morgan Chase & Co         COM              46625H100      967    20372 SH       SOLE                    15694              4678
Las Vegas Sands                COM              517834107      769    13642 SH       SOLE                     9830              3812
Masco Corp.                    COM              574599106      591    29170 SH       SOLE                    21230              7940
Microchip Technology           COM              595017104      731    19884 SH       SOLE                    14124              5760
Microsoft                      COM              594918104      778    27188 SH       SOLE                    20603              6585
Monster Beverage Corp          COM              611740101      792    16597 SH       SOLE                    12040              4557
Nat'l Oilwell Varco            COM              637071101      709    10020 SH       SOLE                     7405              2615
O'Reilly Automotive            COM              67103H107      455     4437 SH       SOLE                     3139              1298
Occidental Petroleum           COM              674599105      575     7336 SH       SOLE                     5180              2156
Pfizer Inc                     COM              717081103      692    23981 SH       SOLE                    17306              6675
Philip Morris Intl             COM              718172109      423     4568 SH       SOLE                     3417              1151
Potash Corp                    COM              73755L107      349     8880 SH       SOLE                     6853              2027
Qualcomm                       COM              747525103     1157    17284 SH       SOLE                    12959              4325
Sapient                        COM              803062108      421    34561 SH       SOLE                    24310             10251
Schlumberger                   COM              806857108      732     9768 SH       SOLE                     7609              2159
Starbucks Corp                 COM              855244109      765    13440 SH       SOLE                    10295              3145
Target Corp                    COM              87612E106      585     8550 SH       SOLE                     6420              2130
The Fresh Market               COM              35804H106      354     8275 SH       SOLE                     5945              2330
Travelers Companies            COM              89417E109      786     9334 SH       SOLE                     7219              2115
United Rentals                 COM              911363109      462     8401 SH       SOLE                     6281              2120
Visa                           COM              92826C839      762     4489 SH       SOLE                     3479              1010
Wells Fargo                    COM              949746101      944    25520 SH       SOLE                    19595              5925
iShares FTSE NAREIT Real Estat COM              464288521     2943    69554 SH       SOLE                    61329              8225
iShares MSCI Emerging Markets  COM              464287234     5360   125310 SH       SOLE                   112490             12820
iShares Russell 1000 Growth (I COM              464287614     8899   124688 SH       SOLE                   113038             11650
iShares Russell 1000 Value (IW COM              464287598     6283    77404 SH       SOLE                    70394              7010
iShares Russell 2000 Growth (I COM              464287648     4316    40100 SH       SOLE                    36200              3900
iShares Russell 2000 Value (IW COM              464287630     1511    18034 SH       SOLE                    16122              1912